Carrying Value Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 09, 2017
Debt [Roll Forward]
Carrying value - beginning	$ 487	$ 0
Receipt of Initial Instalment, net of deferred financing costs	0	486
Amortization of deferred financing costs	2	1
Carrying value - ending	489	487
Long-term debt	10,716
Convertible Debt [Member]
Debt [Roll Forward]
Long-term debt	$ 513	$ 513	$ 1,540